Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Other Income (Expenses), Net
19. OTHER INCOME (EXPENSES), NET
The following table summarizes other income (expenses), net recognized for the years ended December 31, 2017, 2018 and 2019:

		Year Ended December 31
		2017	2018	2019
	Notes	RMB	RMB	RMB	US$
					(Note 2.5)
Loss from conversion of 2017 Notes	14	—	(18,375)	—	—
Loss from conversion of Onshore Convertible Loans	14	—	(8,548)	—	—
Loss from issuance of 2018 Notes	14	—	(5,081)	—	—
Loss on termination agreement with Everest		—	—	(23,039)	(3,309)
Fair value change of short-term investments		—	—	703	101
Income from other financial assets		5,572	13,622	—	—
Net foreign exchange gains (losses)		(3,873)	742	1,619	233
Subsidy income		—	750	568	82
Fair value change of other financial assets		—	—	42	6
Others		(172)	110	(98)	(15)

		1,527	(16,780)	(20,205)	(2,902)